GS Mortgage-Backed Securities Trust 2024-PJ2 ABS-15G

Exhibit 99.3 - Schedule 7

Rating Agency Exceptions Report: 1/31/2024

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXX	XXXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXXX	XXXX	Compliance	Loan Estimate	The Loan Estimate dated XXXX Discounts Points were XXXX and increased on the Loan Estimate dated XXXX to XXXX. The Loan Estimated dated XXXX was not signed. Provide evidence of the receipt date.	03/23/2022 - Covius compliance to review - 3/23/2022 - document received clears condtion		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXX	XXXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXXX	XXXX	Credit	Credit	Provide the lease agreement for XXXX since the VOR shows the landlord as an individual not a professional management company. The rental history is needed to cover the most recent 24 month rent.	03/23/2022 - document received clears condition		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXX	XXXXXXXXXXX	XXXX	Purchase	Owner Occupied	PUD	XXXX		XXXX	XXXX	XXXXXXXXXXX	XXXX	Credit	Credit - Inquiries	Credit report reflects inquiries that are not addressed/explained.	03/23/2022 - document received clears condition		Cleared Exception	D	D	D	D	A	A	A	A	1
XXXX	XXXXXXXXXXX	XXXX	Purchase	Owner Occupied	Single Family Detached	XXXX		XXXX	XXXX	XXXXXXXXXXX	XXXX	Credit	1008	Form 1008 document in the loan file was signed for a manually underwritten loan.	01/31/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXX	XXXXXXXXXXX	XXXX	Purchase	Owner Occupied	Single Family Detached	XXXX		XXXX	XXXX	XXXXXXXXXXX	XXXX	Credit	Hazard Insurance	According to the underwriting guidelines, hazard insurance is required on all loans. Dwelling coverage covering the loan 100% of the insurable value of the improvements as established by the property insurer or the unpaid balance of the mortgage/loan amount as long as it is equal to 80% of the insurable value of improvements on appraisal, whichever is lower. In this case, the hazard insurance reflects coverage of XXXX and an additional 25% replacement cost of XXXX. Provide replacement cost estimator to support lower coverage or update coverage amount.	01/31/2022 Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
2